Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Common stock subject to put options	0	296,828	296,828
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	2,885,000	2,885,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	180,000,000	34,043,001	34,043,001
Common stock, shares, issued	29,399,650	23,238,984	23,238,984
Common stock, shares, outstanding	29,399,650	23,238,984	23,238,984